Interest Expense - Schedule of Interest Expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Interest Expense [Abstract]
Interest expense on trade and export financing	$ 132,780	$ 479,906	$ 187,781
Interest expense on revolving loans		98,754	211,445
Interest on lease liabilities (Note 14)	10,560	16,761	22,487
Total interest expenses	143,340	595,421	421,713
Interest expenses is recognized in profit or loss as follows:
Cost of sales	8,446	13,408	17,990
Interest expenses	134,894	582,013	403,723
Total interest expenses	$ 143,340	$ 595,421	$ 421,713